NOMURA PARTNERS FUNDS, INC.

THE JAPAN FUND

ASIA PACIFIC EX JAPAN FUND

INDIA FUND

GREATER CHINA FUND

GLOBAL EQUITY INCOME FUND

GLOBAL EMERGING MARKETS FUND

INTERNATIONAL EQUITY FUND

SUPPLEMENT DATED MAY 23, 2012

TO THE PROSPECTUS DATED JANUARY 27, 2012, AS AMENDED

This Supplement provides new and additional information beyond that which is contained in the Prospectus. Please keep this Supplement and read it together with the Prospectus dated January 27, 2012, and other supplements.

Effective immediately, Greater China Fund will operate as a “diversified company” as that term is defined in the Investment Company Act of 1940, as amended.

1.	The disclosures below replace similar disclosures following the caption “Principal Investment Strategies” on page 15 of the prospectus:

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of Chinese companies (companies located or having a principal trading market in China, Hong Kong or Taiwan) or instruments that have similar economic characteristics. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Nomura Asset Management Hong Kong Limited (“NAM Hong Kong”), on behalf of the Fund, uses a proprietary quantitative investment process together with fundamental analysis. NAM Hong Kong, on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund’s investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers.

1.	The caption “Non-Diversification Risk” and the disclosure following the caption within the section entitled “Principal Investment Risks” on page 15 of the prospectus are deleted in their entirety.

2.	The disclosures below replace similar disclosures following the caption “Principal Investment Strategies” on page 41 of the prospectus:

NAM Hong Kong strongly believes in a bottom-up approach supported by a high number of visits to Chinese companies (including their suppliers and clients).

NAM Hong Kong, on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund’s investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers.

3.	The disclosures below replace similar disclosures within the section entitled “Principal Investment Risks” on page 51 of the prospectus:

Non-Diversification Risk. (India Fund) Because the India Fund may invest a higher percentage of its assets in a small number of issuers, the Fund is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.

Ms. Queeny Ho has been designated lead portfolio manager of Greater China Fund.

4.	The disclosure and chart below replace similar disclosures contained within the section entitled “Portfolio Managers” on page 17 of the Prospectus:

Ms. Ho and Ms. Tse are the portfolio managers of the Greater China Fund.

Portfolio Manager	Title	Service with NAM Hong Kong	Service with Greater China Fund
Queeny Ho (Lead)	Portfolio Manager	2009	2010
Annie Tse	Portfolio Manager	2008	2010

5.	The disclosure and chart below replace similar disclosure following the caption “Greater China Fund” on page 67 of the Prospectus:

Two individuals at NAM Hong Kong share responsibility for managing the Greater China Fund.

Portfolio Managers	Since	Recent Professional Experience
Queeny Ho (Lead)	2010	Portfolio Manager at NAM Hong Kong since 2012. Joined NAM Hong Kong as an Assistant Portfolio Manager in 2009. Prior to joining NAM Hong Kong, she was an Assistant Fund Manager at Value Partners Hong Kong, assisting senior fund managers in the management of the China Convergence Fund and the China Mainland Focus Fund. She started her career with Value Partners in 2004 where she joined as an Analyst responsible for diversified stock convergence primarily in the Greater China region.
Annie Tse	2010	Portfolio Manager at NAM Hong Kong since 2012. Joined NAM Hong Kong as an Assistant Portfolio Manager in 2008. Prior to joining NAM Hong Kong, she was an Investment Analyst with T&F Equities Limited in 2003 and an Assistant Fund Manager with Regent Pacific Group Limited in 2001.

The sub-advisor will make investment decisions using a research team approach. The research team is managed by Ms. Ho. Final authority on all portfolio investments rests with Ms. Ho.

Effective immediately, the Funds have adopted a new policy regarding the disclosure of portfolio holdings.

6.	The disclosures below replace similar disclosures within the section entitled “Principal Investment Risks” on page 60 of the prospectus:

Disclosure of Portfolio Holdings. The Funds disclose their calendar quarter-end portfolio holdings on the Corporation’s public website, www.nomurapartnersfunds.com, 30 to 60 days after calendar quarter-end. Each Fund also discloses its top ten holdings 15 days or more after calendar quarter-end. The Corporation’s prior website address, www.thejapanfund.com, may also be used to access the Corporation’s website. A description of the Funds’ policies and procedures for disclosing its holdings is available in the Corporation’s SAI.

Effective immediately, the Funds have modified their policy with respect to the application of the redemption fee.

7.

The disclosures below replace similar disclosures following the caption “Other Redemption Options” within the section entitled “How to Purchase, Exchange and Redeem Shares” on page 82 of the prospectus:

Redemption Fee. Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds charge a redemption fee of 2.00% on redemptions of shares that have been held for less than 30 days. The fee will be deducted from your sale proceeds and cannot be paid separately. The fee does not apply to shares that were acquired through reinvestment of dividends or distributions. The fee will be credited to the assets of the applicable Fund, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

The Funds have delegated to NAM USA the authority to grant exemptions of the redemption fee where NAM USA on behalf of the Funds has previously received assurances (that it in its discretion believes to be appropriate in the circumstances) that transactions to be entered into by an account will not involve market timing activity. Types of accounts that may be considered for this exemption include asset allocation programs that offer automatic rebalancing, wrap fee accounts and certain types of 401(k) or other retirement accounts that provide default investment options. NAM USA attempts to monitor aggregate trading activity of transactions in accounts for which an exemption has been granted to identify activity that may involve market timing. In the event that NAM USA or the Funds believe that they have identified such activity, they will take appropriate action, which may include revoking the exemption, heightening the monitoring policy and termination of the privilege of purchasing or exchanging shares of the Funds.

The Funds reserve the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in the prospectus. The Funds reserve the right to modify or eliminate the redemption fee at any time without notice to shareholders. You will receive notice of any material changes to the Funds’ redemption fee policies.

INVESTMENT COMPANY ACT FILE NO: 811-01090

NOMURA PARTNERS FUNDS, INC.

THE JAPAN FUND

ASIA PACIFIC EX JAPAN FUND

INDIA FUND

GREATER CHINA FUND

GLOBAL EQUITY INCOME FUND

GLOBAL EMERGING MARKETS FUND

INTERNATIONAL EQUITY FUND

SUPPLEMENT DATED MAY 23, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

DATED JANUARY 27, 2012, AS AMENDED

This Supplement provides new and additional information beyond that which is contained in the SAI. Please keep this Supplement and read it together with the SAI dated January 27, 2012, and other supplements.

Effective immediately, Greater China Fund will operate as a “diversified company” as that term is defined in the Investment Company Act of 1940, as amended.

1.	The disclosures below replace similar disclosures on the cover of the SAI:

Nomura Partners Funds, Inc. (the “Corporation”) is an open-end management investment company that currently consists of seven series which are described in this Statement of Additional Information (“SAI”). Each series except the India Fund is diversified. This SAI relates to the Class A, Class C and Class I shares of each of The Japan Fund, the Asia Pacific ex Japan Fund, the India Fund, the Greater China Fund, the Global Equity Income Fund, the Global Emerging Markets Fund and the International Equity Fund, as well as the Class S shares of The Japan Fund.

2.	The disclosures below replace similar disclosures on page 1 of the SAI:

Each Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), except for the India Fund, which is non-diversified. “Diversified” means that at least 75% of the value of a Fund’s total assets must be comprised of (i) cash and cash items, (ii) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, (iii) securities of other investment companies, or (iv) other securities, provided that no more than 5% of the value of the Fund’s total assets are invested in the securities of a single issuer and the Fund does not own more than 10% of the outstanding voting securities of a single issuer. The remaining 25% of the value of a diversified Fund’s total assets may be invested in a single issuer, or in multiple issuers not subject to the above limitations. Each Fund has qualified and intends to continue to qualify for the special tax treatment available to “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and thus intends to continue to satisfy the diversification requirements of Subchapter M. For more information about taxes, please see the section entitled “Taxes” later in this SAI.

Ms. Queeny Ho has been designated lead portfolio manager of Greater China Fund.

3.	The disclosure and chart below replace similar disclosures starting on page 23 of the SAI following the caption “Greater China Fund” within the section entitled “PORTFOLIO MANAGERS”:

Two portfolio managers of NAM Hong Kong are responsible for the management of the Greater China Fund: Ms. Queeny Ho and Ms. Annie Tse.

Other Funds and Accounts Managed. The following table sets forth information about funds and accounts other than the Fund for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2011.

	Number of Other Accounts Managed and Assets by Account Type*			Number of Accounts and Assets for Which the Advisory Fee is Performance-Based*
Names of Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Queeny Ho (Lead)	0	6 $440,526,326	1 $353,868,772	0	0	0

Annie Tse	0	0	0	0	0	0

* Information relating is provided as of December 31, 2011.

Securities Ownership of Portfolio Managers. As of December 31, 2011, the portfolio managers listed above did not own beneficially any securities issued by the Fund.

INVESTMENT COMPANY ACT FILE NO: 811-01090